Lord Abbett Quarterly Portfolio Holdings Report Lord Abbett Dividend Growth Fund Growth Opportunities Fund Small Cap Value Fund For the period ended February 28, 2021

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.05%

Aerospace & Defense 3.02%
Northrop Grumman Corp.	104,100	$30,362
Raytheon Technologies Corp. 771,941		55,572
Total		85,934

Air Freight & Logistics 0.79%
FedEx Corp.	88,400	22,498

Banks 4.30%
JPMorgan Chase & Co.	831,600	122,387

Beverages 1.41%
Coca-Cola Co. (The)	817,679	40,058

Biotechnology 1.89%
AbbVie, Inc.	498,107	53,666

Building Products 1.43%
Masco Corp.	764,000	40,660

Capital Markets 7.23%
Ameriprise Financial, Inc.	264,200	58,452
BlackRock, Inc.	84,200	58,477
MarketAxess Holdings, Inc.	49,400	27,463
Moody’s Corp.	105,300	28,946
S&P Global, Inc.	98,600	32,475
Total		205,813

Chemicals 2.05%
Air Products & Chemicals, Inc. 228,300		58,358

Commercial Services & Supplies 0.64%
Waste Management, Inc.	164,300	18,219

Consumer Finance 1.42%
Discover Financial Services	430,800	40,525

Distributors 1.12%
Pool Corp.	95,500	31,970

Diversified Telecommunication Services 1.31%
Verizon Communications, Inc.	673,600	37,250
Investments	Shares	Fair Value (000)
Electric: Utilities 1.97%
NextEra Energy, Inc.	761,700	$55,970

Entertainment 3.24%
Activision Blizzard, Inc.	157,800	15,087
Walt Disney Co. (The)*	407,900	77,110
Total		92,197

Food & Staples Retailing 3.29%
Sysco Corp.	683,700	54,443
Walmart, Inc.	302,270	39,271
Total		93,714

Health Care Equipment & Supplies 4.86%
Abbott Laboratories	495,100	59,303
Danaher Corp.	213,900	46,987
West Pharmaceutical Services, Inc.	113,800	31,938
Total		138,228

Health Care Providers & Services 1.48%
UnitedHealth Group, Inc.	127,100	42,225

Hotels, Restaurants & Leisure 1.72%
McDonald’s Corp.	237,026	48,860

Household Products 0.57%
Procter & Gamble Co. (The)	131,600	16,256

Information Technology Services 4.54%
Accenture plc Class A (Ireland)(a)	206,800	51,886
Jack Henry & Associates, Inc.	166,500	24,715
Visa, Inc. Class A	248,100	52,694
Total		129,295

Insurance 2.74%
Chubb Ltd. (Switzerland)(a)	285,100	46,351
RenaissanceRe Holdings Ltd.	190,100	31,743
Total		78,094

Life Sciences Tools & Services 0.95%
Agilent Technologies, Inc.	220,700	26,941

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2021

Investments	Shares	Fair Value (000)
Machinery 3.89%
Dover Corp.	360,700	$44,460
Illinois Tool Works, Inc.	192,700	38,960
Stanley Black & Decker, Inc.	155,300	27,153
Total		110,573

Media 2.16%
Comcast Corp. Class A	1,163,500	61,340

Multi-Line Retail 1.09%
Dollar General Corp.	163,800	30,957

Multi-Utilities 1.76%
CMS Energy Corp.	486,500	26,325
WEC Energy Group, Inc.	294,000	23,708
Total		50,033

Oil, Gas & Consumable Fuels 3.29%
Marathon Petroleum Corp.	975,300	53,271
Total SE ADR	868,900	40,317
Total		93,588

Personal Products 1.93%
Estee Lauder Cos., Inc. (The) Class A	192,300	54,971

Pharmaceuticals 2.06%
Johnson & Johnson	172,523	27,338
Zoetis, Inc.	200,900	31,188
Total		58,526

Road & Rail 4.25%
J.B. Hunt Transport Services, Inc.	332,200	48,790
Union Pacific Corp.	350,800	72,251
Total		121,041

Semiconductors & Semiconductor Equipment 10.15%
Analog Devices, Inc.	345,000	53,758
KLA Corp.	89,200	27,762
Microchip Technology, Inc.	375,867	57,369
NVIDIA Corp.	88,200	48,385
QUALCOMM, Inc.	158,326	21,562
Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	463,600	$79,864
Total		288,700

Software 6.69%
Intuit, Inc.	103,900	40,536
Microsoft Corp.	645,400	149,978
Total		190,514

Specialty Retail 4.77%
Home Depot, Inc. (The)	99,100	25,601
Lowe’s Cos., Inc.	355,475	56,787
TJX Cos., Inc. (The)	809,600	53,426
Total		135,814

Technology Hardware, Storage & Peripherals 1.64%
Apple, Inc.	384,100	46,576

Textiles, Apparel & Luxury Goods 2.40%
NIKE, Inc. Class B	507,000	68,333
Total Common Stocks (cost $2,151,458,244)		2,790,084

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.70%

Repurchase Agreement
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $49,237,800 of U.S. Treasury Note at .125% due 12/31/2022 value: $49,199,386; proceeds: $48,234,691 (cost $48,234,691)	$48,235	48,235

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2021

Investments	Fair Value (000)
Total Investments in Securities 99.75% (cost $2,199,692,935)	$2,838,319
Other Assets in Excess of Liabilities(b) 0.25%	7,206
Net Assets 100.00%	$2,845,525

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2021	250	Long	$47,971,613	$47,615,000	$(356,613)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,790,084	$–	$–	$2,790,084
Short-Term Investment
Repurchase Agreement	–	48,235	–	48,235
Total	$2,790,084	$48,235	$–	$2,838,319
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(357)	–	–	(357)
Total	$(357)	$–	$–	$(357)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.52%

Aerospace & Defense 2.41%
CAE, Inc. (Canada)(a)	439,873	$11,643
TransDigm Group, Inc.*	14,426	8,319
Total		19,962

Banks 0.90%
First Republic Bank	45,334	7,469

Beverages 1.50%
Boston Beer Co., Inc. (The) Class A*	5,112	5,259
Brown-Forman Corp. Class B	99,657	7,133
Total		12,392

Biotechnology 4.45%
Arena Pharmaceuticals, Inc.*	26,526	2,132
Argenx SE ADR*	14,640	4,841
Blueprint Medicines Corp.*	24,851	2,441
Iovance Biotherapeutics, Inc.*	45,067	1,681
Mirati Therapeutics, Inc.*	19,593	3,937
Natera, Inc.*	64,787	7,521
Rocket Pharmaceuticals, Inc.*	32,442	1,803
Seagen, Inc.*	50,449	7,623
TG Therapeutics, Inc.*	42,936	1,879
Twist Bioscience Corp.*	21,715	2,989
Total		36,847

Capital Markets 2.67%
MarketAxess Holdings, Inc.	19,349	10,757
Moody’s Corp.	12,540	3,447
MSCI, Inc.	19,101	7,918
Total		22,122

Chemicals 0.36%
FMC Corp.	29,216	2,971

Construction Materials 1.23%
Vulcan Materials Co.	60,960	10,180
Investments	Shares	Fair Value (000)
Containers & Packaging 2.18%
Avery Dennison Corp.	37,038	$6,489
Ball Corp.	135,833	11,599
Total		18,088

Diversified Consumer Services 1.89%
Bright Horizons Family Solutions, Inc.*	41,631	6,647
Chegg, Inc.*	93,270	9,003
Total		15,650

Electrical Equipment 0.99%
AMETEK, Inc.	69,143	8,157

Electronic Equipment, Instruments & Components 2.19%
Amphenol Corp. Class A	80,671	10,139
Trimble, Inc.*	107,726	7,987
Total		18,126

Entertainment 3.01%
Roku, Inc.*	36,726	14,524
Take-Two Interactive Software, Inc.*	35,094	6,473
Warner Music Group Corp. Class A	110,592	3,923
Total		24,920

Equity Real Estate Investment Trusts 1.08%
SBA Communications Corp.	35,067	8,947

Food & Staples Retailing 0.55%
Sysco Corp.	57,397	4,570

Health Care Equipment & Supplies 6.71%
Align Technology, Inc.*	32,448	18,402
DexCom, Inc.*	16,279	6,475
IDEXX Laboratories, Inc.*	16,324	8,491
Insulet Corp.*	31,783	8,235
Outset Medical, Inc.*	65,012	3,237
Silk Road Medical, Inc.*	41,227	2,258
West Pharmaceutical Services, Inc.	30,025	8,427
Total		55,525

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2021

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.14%
Guardant Health, Inc.*	64,061	$9,428

Health Care Technology 2.74%
Teladoc Health, Inc.*	40,604	8,977
Veeva Systems, Inc. Class A*	49,036	13,736
Total		22,713

Hotels, Restaurants & Leisure 2.81%
Chipotle Mexican Grill, Inc.*	10,023	14,453
Hilton Worldwide Holdings, Inc.	36,131	4,469
Wingstop, Inc.	32,052	4,364
Total		23,286

Household Products 1.17%
Church & Dwight Co., Inc.	123,438	9,721

Industrial Conglomerates 0.73%
Roper Technologies, Inc.	15,908	6,007

Information Technology Services 8.67%
Affirm Holdings, Inc.*	440	41
FleetCor Technologies, Inc.*	42,949	11,910
Genpact Ltd.	205,294	8,302
Global Payments, Inc.	57,748	11,434
Jack Henry & Associates, Inc.	59,884	8,889
Twilio, Inc. Class A*	55,379	21,757
Wix.com Ltd. (Israel)*(a)	27,135	9,459
Total		71,792

Insurance 2.00%
Goosehead Insurance, Inc. Class A	77,732	10,069
RenaissanceRe Holdings Ltd.	39,099	6,529
Total		16,598

Interactive Media & Services 3.52%
Bumble, Inc. Class A*	16,564	1,115
Match Group, Inc.*	88,613	13,544
Pinterest, Inc. Class A*	81,150	6,539
Snap, Inc. Class A*	120,830	7,934
Total		29,132
Investments		Shares	Fair Value (000)
Internet & Direct Marketing Retail 1.96%
Chewy, Inc. Class A*		46,632	$4,736
Etsy, Inc.*		52,318	11,524
Total			16,260

Leisure Products 0.58%
Peloton Interactive, Inc. Class A*		39,708	4,784

Life Sciences Tools & Services 5.86%
10X Genomics, Inc. Class A*		52,633	9,368
Berkeley Lights, Inc.*		42,199	2,615
Bio-Rad Laboratories, Inc. Class A*		14,076	8,227
Charles River Laboratories International, Inc.*		36,063	10,319
Maravai LifeSciences Holdings, Inc. Class A*		136,166	4,428
Quanterix Corp.*		39,389	2,984
Repligen Corp.*		41,583	8,832
Seer, Inc.*		37,064	1,788
Total			48,561

Machinery 1.59%
Fortive Corp.		86,800	5,713
Stanley Black & Decker, Inc.		42,583	7,445
Total			13,158

Multi-Line Retail 1.06%
Dollar Tree, Inc.*		89,248	8,764

Personal Products 0.62%
Shiseido Co., Ltd.(b)	JPY	68,664	5,097

Pharmaceuticals 0.87%
Zoetis, Inc.		46,597	7,234

Road & Rail 3.20%
J.B. Hunt Transport Services, Inc.		54,008	7,932
Kansas City Southern		21,099	4,480
Lyft, Inc. Class A*		38,172	2,126
Old Dominion Freight Line, Inc.		55,727	11,969
Total			26,507

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2021

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 7.04%
Analog Devices, Inc.	76,918	$11,985
Enphase Energy, Inc.*	37,223	6,554
Lam Research Corp.	19,609	11,122
Microchip Technology, Inc.	80,651	12,310
NXP Semiconductors NV (Netherlands)(a)	49,051	8,954
Xilinx, Inc.	56,738	7,393
Total		58,318

Software 16.63%
Anaplan, Inc.*	105,821	6,877
Coupa Software, Inc.*	23,044	7,979
DocuSign, Inc.*	69,355	15,720
Dynatrace, Inc.*	112,698	5,608
Everbridge, Inc.*	53,962	8,269
Fair Isaac Corp.*	23,925	10,947
HubSpot, Inc.*	20,280	10,444
Palo Alto Networks, Inc.*	32,781	11,746
Paycom Software, Inc.*	28,165	10,540
Qualtrics International, Inc. Class A*	2,918	111
RingCentral, Inc. Class A*	61,542	23,273
Splunk, Inc.*	79,574	11,380
Zendesk, Inc.*	101,549	14,840
Total		137,734

Specialty Retail 3.03%
Burlington Stores, Inc.*	55,856	14,457
Carvana Co.*	2,996	849
Tractor Supply Co.	61,463	9,770
Total		25,076

Textiles, Apparel & Luxury Goods 1.18%
Canada Goose Holdings, Inc. (Canada)*(a)	72,374	3,244
Lululemon Athletica, Inc. (Canada)*(a)	20,851	6,499
Total		9,743
Total Common Stocks (cost $492,542,318)		815,839
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.05%

Repurchase Agreement
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $8,870,400 of U.S. Treasury Note at 0.125% due 12/31/2022; value: $8,863,479; proceeds: $8,689,592 (cost $8,689,592)	$8,690	$8,690
Total Investments in Securities 99.57% (cost $501,231,910)		824,529
Other Assets in Excess of Liabilities 0.43%		3,548
Net Assets 100.00%		$828,077

ADR	American Depositary Receipt.
JPY	Japanese yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$815,839	$–	$–	$815,839
Short-Term Investment
Repurchase Agreement	–	8,690	–	8,690
Total	$815,839	$8,690	$–	$824,529

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.39%

Aerospace & Defense 1.03%
Hexcel Corp.	133,789	$7,193

Airlines 1.13%
Hawaiian Holdings, Inc.	292,614	7,848

Auto Components 2.83%
American Axle & Manufacturing Holdings, Inc.*	1,127,812	11,019
Dorman Products, Inc.*	87,295	8,704
Total		19,723

Automobiles 1.29%
Harley-Davidson, Inc.	251,472	8,970

Banks 15.24%
Bancorp, Inc. (The)*	940,479	19,063
Bank of Hawaii Corp.	140,969	12,335
BankUnited, Inc.	369,300	14,842
Camden National Corp.	237,301	9,618
Pacific Premier Bancorp, Inc.	315,773	12,726
Sterling Bancorp	611,506	13,349
TCF Financial Corp.	228,159	10,226
Triumph Bancorp, Inc.*	182,238	13,978
Total		106,137

Biotechnology 0.40%
Novavax, Inc.*	11,942	2,761

Building Products 1.38%
Masonite International Corp.* 87,603		9,612

Capital Markets 4.54%
Moelis & Co. Class A	208,400	10,762
Sculptor Capital Management, Inc.	554,348	11,442
Victory Capital Holdings, Inc. Class A	398,135	9,455
Total		31,659
Investments	Shares	Fair Value (000)
Chemicals 4.35%
Avient Corp.	268,484	$11,604
Chase Corp.	68,466	7,372
Valvoline, Inc.	454,000	11,332
Total		30,308

Commercial Services & Supplies 1.28%
SP Plus Corp.*	269,275	8,926

Containers & Packaging 0.80%
Pactiv Evergreen, Inc.	399,290	5,582

Electric: Utilities 1.45%
IDACORP, Inc.	79,464	6,853
Portland General Electric Co.	77,200	3,255
Total		10,108

Electrical Equipment 1.26%
Acuity Brands, Inc.	71,188	8,777

Electronic Equipment, Instruments & Components 0.98%
Avnet, Inc.	178,900	6,811

Energy Equipment & Services 2.54%
Cactus, Inc. Class A	225,500	7,187
Core Laboratories NV (Netherlands)(a)	295,811	10,513
Total		17,700

Equity Real Estate Investment Trusts 5.87%
CoreSite Realty Corp.	53,667	6,532
First Industrial Realty Trust, Inc.	120,200	5,134
Outfront Media, Inc.	305,990	6,205
STAG Industrial, Inc.	161,000	5,080
Sunstone Hotel Investors, Inc.	792,946	10,475
Weingarten Realty Investors	294,300	7,472
Total		40,898

Health Care Equipment & Supplies 1.37%
NuVasive, Inc.*	158,401	9,556

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2021

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.99%
AMN Healthcare Services, Inc.*	97,738	$7,122
Covetrus, Inc.*	181,017	6,727
Total		13,849

Hotels, Restaurants & Leisure 2.91%
Bally’s Corp.	137,341	8,174
Caesars Entertainment, Inc.*	129,536	12,104
Total		20,278

Household Durables 1.39%
Purple Innovation, Inc.*	264,047	9,714

Household Products 1.84%
Spectrum Brands Holdings, Inc. 164,841		12,783

Information Technology Services 1.42%
International Money Express, Inc.*	673,283	9,917

Insurance 2.40%
American Equity Investment Life Holding Co.	290,035	8,014
Stewart Information Services Corp.	185,170	8,740
Total		16,754

Interactive Media & Services 1.11%
Cars.com, Inc.*	662,711	7,734

Leisure Products 1.05%
Malibu Boats, Inc. Class A*	98,251	7,324

Life Sciences Tools & Services 0.91%
Syneos Health, Inc.*	82,353	6,370

Machinery 11.07%
Alamo Group, Inc.	57,290	8,744
Allison Transmission Holdings, Inc.	211,280	8,012
Blue Bird Corp.*	469,595	11,416
Columbus McKinnon Corp.	243,800	12,273
Crane Co.	166,590	13,970
Hillenbrand, Inc.	273,529	12,708
Investments	Shares	Fair Value (000)
Machinery (continued)
Miller Industries, Inc.	253,384	$10,001
Total		77,124

Media 1.07%
Nexstar Media Group, Inc. Class A	54,000	7,428

Metals & Mining 1.11%
Worthington Industries, Inc.	120,574	7,703

Oil, Gas & Consumable Fuels 3.48%
Centennial Resource Development, Inc. Class A*	1,471,938	5,829
MEG Energy Corp.*(b) CAD	1,835,400	9,475
Par Pacific Holdings, Inc.*	507,339	8,965
Total		24,269

Real Estate Management & Development 2.22%
Marcus & Millichap, Inc.*	167,858	6,357
Realogy Holdings Corp.*	603,184	9,096
Total		15,453

Road & Rail 1.24%
Landstar System, Inc.	54,028	8,652

Semiconductors & Semiconductor Equipment 3.77%
Advanced Energy Industries, Inc.	59,936	6,260
Ichor Holdings Ltd.*	268,110	11,465
Silicon Motion Technology Corp. ADR	143,579	8,534
Total		26,259

Software 1.00%
American Software, Inc. Class A	344,345	6,956

Specialty Retail 2.99%
Sally Beauty Holdings, Inc.*	661,772	10,654
Williams-Sonoma, Inc.	77,239	10,141
Total		20,795

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2021

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 1.91%
Diebold Nixdorf, Inc.*	496,011	$7,202
Immersion Corp.*	614,139	6,086
Total		13,288

Thrifts & Mortgage Finance 4.08%
Axos Financial, Inc.*	231,690	10,721
Essent Group Ltd.	131,100	5,405
Flagstar Bancorp, Inc.	283,500	12,301
Total		28,427

Tobacco 1.43%
Turning Point Brands, Inc.	202,572	9,967

Trading Companies & Distributors 1.26%
Applied Industrial Technologies, Inc.	102,570	8,756
Total Common Stocks (cost $548,137,322)		692,369
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.16%

Repurchase Agreement
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $8,252,800 of U.S. Treasury Note at 0.125% due 12/31/2022; value: $8,246,361; proceeds: $8,084,575 (cost $8,084,575)	$8,085	$8,085
Total Investments in Securities 100.55% (cost $556,221,897)		700,454
Liabilities in Excess of Foreign Cash and Other Assets (0.55)%		(3,799)
Net Assets 100.00%		$696,655

ADR	American Depositary Receipt.
CAD	Canadian Dollar.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated
securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$692,369	$–	$–	$692,369
Short-Term Investment
Repurchase Agreement	–	8,085	–	8,085
Total	$692,369	$8,085	$–	$700,454

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a

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Notes to Schedule of Investments (unaudited)(continued)

particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

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Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 28, 2021, the Funds did not loan any securities.

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QPHR-RES-1Q

(04/21)